Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Total shortfall expenses	$ 8.7
Peterborough, UK | Production Equipment
Commitments And Contingencies [Line Items]
Purchase obligations	32.8	$ 68.5
Dallas-Fort Worth, Texas
Commitments And Contingencies [Line Items]
Commitments transferred	19.3
Dallas-Fort Worth, Texas | Production Equipment
Commitments And Contingencies [Line Items]
Purchase obligations	$ 22.7	$ 0.0